LOGO
TEMPLETON VARIABLE PRODUCTS SERIES FUND
PROSPECTUS -- MAY 1, 1998
CLASS 2 SHARES

FRANKLIN GROWTH INVESTMENTS FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
MUTUAL DISCOVERY INVESTMENTS FUND
MUTUAL SHARES INVESTMENTS FUND
TEMPLETON ASSET ALLOCATION FUND
TEMPLETON BOND FUND
TEMPLETON DEVELOPING MARKETS FUND
TEMPLETON INTERNATIONAL FUND
TEMPLETON STOCK FUND

--------------------------------------------------------------------------------

Templeton Variable Products Series Fund (the "Trust"), is an open-end, management investment company, consisting of ten separate investment portfolios or funds (each a "Fund"), each of which has different investment objectives. This prospectus contains information that a prospective investor should know before investing.

Shares of each Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain Funds or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

Each Fund, except the Templeton Money Market Fund, has two classes of shares:
Class 1 and Class 2. This prospectus offers only Class 2 shares of multiclass Funds and is for use with Contacts that make Class 2 shares of these Funds available. For more information about the Trust's classes, see "Other Information -- Capitalization and Voting Rights," below.

A statement of additional information ("SAI") dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust's underwriter, Franklin Templeton Distributors Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 or by calling 1-800-774-5001.

Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank; and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of each Fund involve investment risks, including the possible loss of principal.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES OR INSURANCE COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.

PAGE

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
FRANKLIN GROWTH INVESTMENTS FUND
  Investment Objective and Policies.........................    2FG-1
  Risk Considerations.......................................    2FG-1
  Portfolio Management......................................    2FG-2
  Expense Summary...........................................    2FG-3
-----------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS FUND
  Investment Objective and Policies.........................    2FS-1
  Risk Considerations.......................................    2FS-2
  Portfolio Management......................................    2FS-2
  Expense Summary...........................................    2FS-3
-----------------------------------------------------------------------
MUTUAL DISCOVERY INVESTMENTS FUND
  Investment Objective and Policies.........................    2MD-1
  Risk Considerations.......................................    2MD-2
  Portfolio Management......................................    2MD-3
  Expense Summary...........................................    2MD-5
-----------------------------------------------------------------------
MUTUAL SHARES INVESTMENTS FUND
  Investment Objective and Policies.........................    2MS-1
  Risk Considerations.......................................    2MS-2
  Portfolio Management......................................    2MS-3
  Expense Summary...........................................    2MS-5
-----------------------------------------------------------------------
TEMPLETON ASSET ALLOCATION FUND
  Investment Objective and Policies.........................    2TA-1
  Risk Considerations.......................................    2TA-1
  Portfolio Management......................................    2TA-2
  Expense Summary...........................................    2TA-3
  Financial Highlights......................................    2TA-4
-----------------------------------------------------------------------
TEMPLETON BOND FUND
  Investment Objective and Policies.........................    2TB-1
  Risk Considerations.......................................    2TB-1
  Portfolio Management......................................    2TB-2
  Expense Summary...........................................    2TB-3
-----------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS FUND
  Investment Objective and Policies.........................    2TD-1
  Risk Considerations.......................................    2TD-2
  Portfolio Management......................................    2TD-2
  Expense Summary...........................................    2TD-4
  Financial Highlights......................................    2TD-5
-----------------------------------------------------------------------

PAGE

                                                                 PAGE
                                                                 ----
TEMPLETON INTERNATIONAL FUND
  Investment Objective and Policies.........................    2TI-1
  Risk Considerations.......................................    2TI-1
  Portfolio Management......................................    2TI-2
  Expense Summary...........................................    2TI-3
  Financial Highlights......................................    2TI-4
-----------------------------------------------------------------------
TEMPLETON STOCK FUND
  Investment Objective and Policies.........................    2TS-1
  Risk Considerations.......................................    2TS-1
  Portfolio Management......................................    2TS-2
  Expense Summary...........................................    2TS-3
  Financial Highlights......................................    2TS-4
-----------------------------------------------------------------------
EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES........    1
EXPLANATIONS OF RISK FACTORS................................    6
PURCHASE OF SHARES..........................................    9
NET ASSET VALUE.............................................    9
REDEMPTION OF SHARES........................................    9
EXCHANGES...................................................    10
MANAGEMENT OF THE TRUST.....................................    10
DISTRIBUTION PLAN...........................................    10
DIVIDENDS AND DISTRIBUTIONS.................................    11
FEDERAL INCOME TAX STATUS...................................    11
OTHER INFORMATION...........................................    12
APPENDIX....................................................    14

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                        FRANKLIN GROWTH INVESTMENTS FUND

The primary investment objective of the Franklin Growth Investments Fund is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. Under normal market conditions, the Fund will invest primarily (at least 65% of assets) in equity securities, including common and preferred stocks, or securities convertible into common stocks, which are believed to offer favorable possibilities for capital appreciation, but some of which may yield little or no current income. The Fund's assets may be invested in shares of common or capital stock traded on any national securities exchange or over-the-counter, and in convertible securities. The Fund may also keep a significant portion of its assets in cash from time to time. The Fund seeks to reduce the risks involved in equity investments through extensive research, and emphasis on more globally competitive companies.

The Investment Manager will generally make long-term investments in equity securities which have been selected based upon fundamental and quantitative analysis. Following these policies, the Fund will typically invest predominantly in equity securities issued by large-cap or mid-cap U.S. companies, which have market capitalizations of $1 billion or more. It may also invest in smaller capitalization companies, which may be subject to different and greater risks. As an operating policy, the Fund currently intends to invest no more than 15% of its assets in foreign securities, including Depositary Receipts, which involve special risks including currency fluctuations and political uncertainty.

Consistent with its investment objective, the Fund expects to have a portion of its assets invested in securities of companies involved in computing technologies or computing technology-related companies. The technology sector as a whole has historically been volatile and issues from this sector tend to be subject to abrupt or erratic price movements.

Other Investments. The Fund currently intends to invest no more than 5% of its assets in debt obligations, including convertible debt obligations, rated Ba or lower by Moody's or BB or lower by Standard & Poor's, or unrated securities determined by the Manager to be of comparable quality. SEE "EXPLANATIONS OF RISK FACTORS," "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" AND THE APPENDIX. The Fund may invest in convertible preferred stocks, which are equity securities, generally carry a higher degree of market risk than debt obligations, and often may be regarded as speculative in nature. SEE "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" Under the policies discussed in "Explanations of Securities and Investment Techniques" and in the SAI, the Fund may also borrow up to one-third of the value of its total assets (though it does not currently expect any borrowing to exceed 5%); write covered call options; purchase put options on securities; loan its portfolio securities; enter into repurchase transactions; invest in restricted or illiquid securities; and engage in other activities specifically identified for this Fund.

                              RISK CONSIDERATIONS

                        FRANKLIN GROWTH INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it may invest a portion of its assets in small cap companies and foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Securities of smaller or unseasoned companies have historically presented greater risks of price swings than securities of larger, more established companies. Foreign securities, especially in developing markets, are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty. For more details about these and other risks, please see "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" AND "EXPLANATIONS OF RISK FACTORS," BELOW.

                                      2FG-1

PAGE

                              PORTFOLIO MANAGEMENT

                        FRANKLIN GROWTH INVESTMENTS FUND

Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund, reduced to 0.50% of such assets in excess of $200 million, to 0.40% of such assets in excess of $1.3 billion. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

CONRAD B. HERRMANN
Vice President and Portfolio Manager
Franklin Advisers, Inc.

Mr. Herrmann holds a Master of Business Administration degree from Harvard University and a Bachelor of Arts degree from Brown University. Mr. Herrmann is a Chartered Financial Analyst has been with the Franklin Templeton Group since 1989. He will manage the Fund from inception.

KEVIN CARRINGTON
Portfolio Manager
Franklin Advisers, Inc.

Mr. Carrington is a Charter Financial Analyst and holds a Bachelor of Science degree in Business Administration from California State University at Chico. He has been with the Franklin Templeton Group since 1992 and will manage the Fund from inception.

VIVIAN J. PALMIERI
Vice President
Franklin Advisers, Inc.

Mr. Palmieri holds a Bachelor of Arts degree in Economics from Williams College. He has been with the Franklin Templeton Group since 1965. Mr. Palmieri will manage the Fund from inception.

                                      2FG-2

PAGE

                                EXPENSE SUMMARY

                  FRANKLIN GROWTH INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $13          $40

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.60%, 0.25%, 0.60%, and 1.45%, respectively.

                                      2FG-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                      FRANKLIN SMALL CAP INVESTMENTS FUND

The investment objective of the Franklin Small Cap Investments Fund is long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The Fund seeks to accomplish its objective by investing primarily (normally at least 65% of its assets) in equity securities of smaller capitalization growth companies ("small cap companies"). Investments in small cap companies may involve greater risks and greater volatility than investments in larger and more established companies. A small cap company generally has a market capitalization of less than $1 billion at the time of the Fund's investment and, in the opinion of the Fund's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is defined as the total market value of a company's outstanding common stock. The securities of small cap companies are traded on U.S. or foreign stock exchanges and over-the-counter. As an operating policy the Fund will not invest more than 10% of its assets in securities issued by companies with less than three years of continuous operation.

The Fund seeks to invest at least one-third of its assets in equity securities of companies with market capitalizations of $550 million or less; there is no assurance, however, that the Fund will always be able to find suitable companies to include in this one-third portion. The Manager will monitor the availability of securities suitable for investment by the Fund and recommend appropriate action to the Board of Trustees of the Trust if it appears that this goal will not be attainable under the Fund's current objective and other policies. Equity securities of small cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The Fund currently does not intend to invest more than 10% of its assets in convertible securities. See "Explanations of Securities and Investment Techniques."

Selection of Portfolio Investments. The Fund has been designed to provide investors with potentially greater long-term rewards by investing in securities of small cap companies which may offer the potential for significant capital appreciation since they may be overlooked by investors or undervalued in relation to their earnings power. Small cap companies generally are not as well known to the investing public and have less of an investor following than larger companies, and therefore may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the marketplace. Such companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earning growth and be financially sound. Selection of small cap company equity securities for the Fund will be based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry and the growth potential of the industry itself. Small cap companies often pay no dividends and current income is not a factor in the selection of stocks. The Manager uses a disciplined approach to stock selection, blending fundamental and quantitative analysis.

Foreign Investments. The Fund may invest up to 25% of its assets in foreign securities, including those of developing market issuers and Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in developing markets securities.

Other Investments. Although the Fund's assets will be invested primarily in equity securities of small cap companies, the Fund may invest up to 35% of its assets in other securities, which may cause its performance to vary from that of the small capitalization equity markets. The Fund may invest in equity securities of larger capitalization companies which the Fund's Manager believes have strong growth potential, or in equity securities of relatively well-known, larger companies in mature industries which the Manager believes have the potential for capital appreciation. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available.

The Fund may also invest in debt securities which the Manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the Fund's objective of capital growth. The Fund may invest in debt securities rated B or above by Moody's or Standard & Poor's ("S&P"), or in unrated securities the Manager has determined are of comparable quality. Currently, however, the Fund does not intend to invest more than 5% of its assets in debt obligations (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the Manager to be of comparable quality. SEE "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES," "EXPLANATIONS OF RISK FACTORS," AND THE APPENDIX. The Fund currently does not intend to invest more than 10% of its assets in real estate investment trusts ("REITs") including smaller capitalization REITs.

Other Investment Policies. Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and the SAI, the Fund may also write covered put and call options on securities or financial indices; purchase put and call options on securities or financial indices; purchase and sell

                                      2FS-1

PAGE

futures contracts or related options with respect to securities, indices and currencies; invest in restricted or illiquid securities; lend portfolio securities; borrow up to one-third of the value of its total assets; enter into repurchase or reverse repurchase agreements; and engage in other activities specifically identified for this Fund.

                              RISK CONSIDERATIONS

                      FRANKLIN SMALL CAP INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it invests primarily in small cap companies and foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

The Fund will primarily invest in relatively new or unseasoned companies which are in their early stages of development, or small cap companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of smaller or unseasoned companies present greater risks than securities of larger, more established companies. The companies may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may, to a degree, fluctuate independently of larger company stocks. SEE "EXPLANATIONS OF RISK FACTORS." THE PORTFOLIO MAY NOT BE APPROPRIATE FOR SHORT-TERM INVESTORS, AND AN INVESTMENT IN THE PORTFOLIO SHOULD NOT BE CONSIDERED A COMPLETE INVESTMENT PROGRAM.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. INVESTMENTS IN FOREIGN SECURITIES, PARTICULARLY IN DEVELOPING MARKETS, INVOLVE SPECIAL AND ADDITIONAL RISKS. SEE "EXPLANATIONS OF RISK FACTORS" BELOW AND IN THE SAI.

                             PORTFOLIO MANAGEMENT

                      FRANKLIN SMALL CAP INVESTMENTS FUND

Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.75% of the average daily net assets of the Fund, reduced to 0.65% of such assets in excess of $200 million, and to 0.55% of such assets in excess of $1.3 billion. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

EDWARD B. JAMIESON
Senior Vice President
Franklin Advisers, Inc.

Mr. Jamieson holds a Bachelor of Arts degree from Bucknell University and a Master's degree in accounting and finance from the University of Chicago Graduate School of Business. He has been with the Franklin Templeton Group since 1987. He will manage the Fund from inception.

MICHAEL MCCARTHY
Portfolio Manager
Franklin Advisers, Inc.

Mr. McCarthy holds a Bachelor of Arts degree in history from the University of California at Los Angeles. He has been with the Franklin Templeton Group since 1992. He will manage the Fund from inception.

                                      2FS-2

PAGE

                                EXPENSE SUMMARY

                 FRANKLIN SMALL CAP INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $13          $40

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.75%, 0.25%, 0.60% and 1.60%, respectively.

                                      2FS-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                       MUTUAL DISCOVERY INVESTMENTS FUND

The investment objective of the Mutual Discovery Investments Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. Under normal market conditions, the Fund invests in domestic and foreign equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality. Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities (including lower-rated debt securities) or money market instruments. The Fund may invest in securities from any size issuer, and may invest a substantial portion of its assets in securities of smaller capitalization ("small cap") issuers, which have market capitalizations of less than $1 billion. Securities of foreign or small cap issuers may be subject to different and greater risks, as discussed below. The Fund may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Special Indebtedness"), including without limitation loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.

Selection of Portfolio Investments. The Fund's general policy is to invest in securities which, in the opinion of its Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Investment Manager may itself seek to influence or control management or may cause the Fund to invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

Foreign Investments. The Fund may purchase securities in any foreign country, developed or undeveloped, and currently expects to invest up to 50% or more of its total assets in foreign securities, including Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

Currency Techniques. The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "EXPLANATIONS OF RISK FACTORS."

Credit Quality. Debt obligations (including Special Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for Standard & Poor's ("S&P"); see the Appendix concerning rating categories). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or

                                      2MD-1

PAGE

companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Special Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Defaulted Debt Obligations. The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

Other Investment Policies. While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in collateralized mortgage obligations; borrow up to one-third of the value of its total assets; enter into reverse repurchase agreements; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

                              RISK CONSIDERATIONS

                       MUTUAL DISCOVERY INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it may invest in foreign securities, small cap companies, lower-rated debt obligations, reorganizing companies, and Special Indebtedness.

Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS" BELOW AND IN THE SAI.

Securities of smaller companies, particularly if they are unseasoned, present greater risks than securities of larger, more established companies. The smaller companies in which the Fund invests are often not well known, may often trade at a discount and may not be followed by institutions. The companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may fluctuate independently of larger company stocks. See also "Explanations of Risk Factors."

                                      2MD-2

PAGE

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. BECAUSE OF THE FUND'S POLICY OF INVESTING IN LOWER RATED AND UNRATED, HIGHER RISK DEBT OBLIGATIONS, AN INVESTMENT IN THE FUND IS ACCOMPANIED BY A HIGHER DEGREE OF RISK THAN IS PRESENT WITH AN INVESTMENT IN HIGHER RATED, LOWER YIELDING OBLIGATIONS. ACCORDINGLY, INVESTORS CONSIDERING THE FUND SHOULD EVALUATE THEIR OVERALL INVESTMENT GOALS AND TOLERANCE FOR RISK. SEE "EXPLANATIONS OF RISK FACTORS" AND APPENDIX.

When the Fund invests in a reorganizing company, there can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time of the investment will be completed on the terms or with the time contemplated by the Investment Manager, or at all. Special Indebtedness involves risk as to the creditworthiness of the issuer and, in the case of loan participations, the creditworthiness and reliability of the issuing financial institution as well. Certain Special Indebtedness may be illiquid.

                              PORTFOLIO MANAGEMENT

                       MUTUAL DISCOVERY INVESTMENTS FUND

Franklin Mutual Advisers, Inc. ("Franklin Mutual"), 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.80% of the average daily net assets of the Fund. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.

PETER LANGERMAN
Senior Vice President and Chief Operating Officer
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

JEFFREY ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

ROBERT FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

                                      2MD-3

PAGE

RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

LAWRENCE SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

DAVID MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Prior to November 1996, Mr. Marcus was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Prior to November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

                                      2MD-4

PAGE

                                EXPENSE SUMMARY

                  MUTUAL DISCOVERY INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at time of purchase....................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $13          $40

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.80%, 0.25%, 0.60% and 1.65%, respectively.

                                      2MD-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                         MUTUAL SHARES INVESTMENTS FUND

The principal investment objective of the Mutual Shares Investments Fund is capital appreciation, with income as a secondary objective. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. Under normal market conditions, the Fund invests primarily in domestic equity securities and domestic debt obligations. Equity securities include common and preferred stocks and securities convertible into common stocks. Debt obligations may include securities or indebtedness of any quality issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities (including lower-rated debt securities) or money market instruments. The Fund may invest in securities from any size issuer, including smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors." It will tend to invest, however, in securities of issuers with market capitalizations in excess of $500 million. It may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

The Fund also seeks to invest in securities of companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Special Indebtedness"), including without limitation, loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.

Selection of Portfolio Investments. The Fund's general policy is to invest in securities which, in the opinion of the Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Investment Manager may itself seek to influence or control management or may cause the Fund to invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

Credit Quality. Debt obligations (including Special Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for Standard & Poor's ("S&P"); see the Appendix concerning rating categories). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Special Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Defaulted Debt Obligations. The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

                                      2MS-1

PAGE

Foreign Investments. Although the Fund reserves the right to purchase securities in any foreign country, developed or undeveloped, the Fund's current investment strategy is to invest primarily in domestic securities, with approximately 15%-20% of its total assets in foreign securities, including Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations and political uncertainty. See "Explanations of Risk Factors" below and the SAI.

Currency Techniques. The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "Explanations of Risk Factors."

Other Investment Policies. While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in collateralized mortgage obligations; borrow up to one-third of the value of its total assets; enter into reverse repurchase agreements; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

                              RISK CONSIDERATIONS

                         MUTUAL SHARES INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it may invest in lower-rated debt obligations, foreign securities, reorganizing companies, and Special Indebtedness.

Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. BECAUSE OF THE FUND'S POLICY OF INVESTING IN LOWER RATED AND UNRATED, HIGHER RISK DEBT OBLIGATIONS, AN INVESTMENT IN THE FUND IS ACCOMPANIED BY A HIGHER DEGREE OF RISK THAN IS PRESENT WITH AN INVESTMENT IN HIGHER RATED, LOWER YIELDING OBLIGATIONS. ACCORDINGLY, INVESTORS CONSIDERING THE FUND SHOULD EVALUATE THEIR OVERALL INVESTMENT GOALS AND TOLERANCE FOR RISK. SEE "EXPLANATIONS OF RISK FACTORS" AND APPENDIX.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

                                      2MS-2

PAGE

When the Fund invests in a reorganizing company, there can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time of the investment will be completed on the terms or with the time contemplated by the Investment Manager, or at all. Special Indebtedness involves risk as to the creditworthiness of the issuer and, in the case of loan participations, the creditworthiness and reliability of the issuing financial institution as well. Certain Special Indebtedness may be illiquid.

                              PORTFOLIO MANAGEMENT

                         MUTUAL SHARES INVESTMENTS FUND

Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.

PETER LANGERMAN
Senior Vice President and Chief Operating Officer
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

JEFFREY ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

ROBERT FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. Mr. Garea has also been a Manager (Director) of MB Metroplis L.L.C. since 1994. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.

                                      2MS-3

PAGE

LAWRENCE SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

DAVID MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Prior to November 1996, Mr. Marcus was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Prior to November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

                                      2MS-4

PAGE

                                EXPENSE SUMMARY

                   MUTUAL SHARES INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $13          $40

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.60%, 0.25%, 0.60% and 1.45%, respectively.

                                      2MS-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                        TEMPLETON ASSET ALLOCATION FUND

The Templeton Asset Allocation Fund seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The mix of investments among these three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. The Fund's Investment Manager may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with the management of the Fund's portfolio.

There are no minimum or maximum percentages as to the amount of the Fund's assets which may be invested in each of the market segments, or as to the amount which may be invested in the U.S. or any other nation. Except as noted below and under "Investment Restrictions" in the SAI, the Fund's Investment Manager has complete flexibility in determining the amount and nature of stock, debt securities or money market instruments in which the Fund may invest.

The Fund seeks investment opportunities in all types of securities issued by companies or governments of any nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. It has the flexibility to invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by Standard & Poor's ("S&P"), and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. As an operating policy, which may be changed without shareholder approval, the Fund will not invest more than 15% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Consistent with the overall 15% limit on lower-rated debt securities, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Risk Considerations" for this Fund, and "Explanations of Risk Factors," below. See the Appendix concerning rating categories.

Other Investment Policies. The Fund may invest in collateralized mortgage obligations and restricted securities, purchase securities on a "when-issued" basis, lend its portfolio securities, and borrow up to 30% of the value of its total assets for investment purposes. The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. The Fund may also invest in forward foreign currency exchange contracts and options on foreign currencies. These and other types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and in the SAI.

                              RISK CONSIDERATIONS

                        TEMPLETON ASSET ALLOCATION FUND

The Fund carries the risks common to all stock and bond investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

                                      2TA-1

PAGE

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's (commonly referred to as "junk bonds"); however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. SEE "EXPLANATIONS OF RISK FACTORS," AND THE APPENDIX.

                              PORTFOLIO MANAGEMENT

                        TEMPLETON ASSET ALLOCATION FUND

The Investment Manager for the Templeton Asset Allocation Fund is Templeton Investment Counsel, Inc. ("TICI"), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions.

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Asset Allocation Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.65% of the Fund's average daily net assets up to $200 million, 0.585% of such net assets up to $1.3 billion, and 0.52% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.56% and 1.03% of the average daily net assets of its Class 2 in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

THOMAS LATTA
Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton Group in 1991, and has managed the fixed income portion of the Fund's portfolio since 1993.

NEIL S. DEVLIN
Chief Investment Officer and Executive Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Devlin holds a Bachelor of Arts degree in Economics and Philosophy from Brandeis University and is a Chartered Financial Analyst. He joined the Franklin Templeton Group in 1987, and has managed the fixed income portion of the Fund's portfolio since 1995.

GARY CLEMONS
Senior Vice President
Templeton Investment Counsel Inc.

Mr. Clemons holds a Bachelor of Science degree from the University of Nevada at Reno and a Master of Business Administration degree from the University of Wisconsin at Madison. Mr. Clemons was a research analyst for Structured Asset Management. He has been with the Franklin Templeton Group since 1990 and has managed the equity portion of the Fund's portfolio since 1995.

PETER NORI
Vice President
Templeton Investment Counsel, Inc.

Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the equity portion of the Fund's portfolio since 1996.

WILLIAM T. HOWARD, JR.
Senior Vice President
Templeton Investment Counsel, Inc.

Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analysts Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the equity portion of the Fund's portfolio since 1996.

                                      2TA-2

PAGE

                                EXPENSE SUMMARY

                   TEMPLETON ASSET ALLOCATION FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.60%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.03%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $11          $33          $57         $126

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Fund Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".

                                      2TA-3

PAGE

                              FINANCIAL HIGHLIGHTS

                   TEMPLETON ASSET ALLOCATION FUND -- CLASS 2

This table summarizes the financial history of Templeton Asset Allocation
Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................     $20.40
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................        .16
  Net realized and unrealized gain..........................       1.76
                                                                 ------
    TOTAL FROM INVESTMENT OPERATIONS........................       1.92
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................     $22.32
==========================================================================
TOTAL RETURN+...............................................       9.41%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................     $9,665
Ratios to average net assets:
  Expenses..................................................       1.03%**
  Net investment income.....................................       1.97%**
Portfolio turnover rate.....................................      45.27%
Average commission rate paid++..............................     $.0071
--------------------------------------------------------------------------

 *  For the period May 1, 1997 (effective date) to December 31, 1997.
**  Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++  Relates to purchases and sales of equity securities.

                                      2TA-4

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                              TEMPLETON BOND FUND

The Templeton Bond Fund's investment objective is high current income. Consistent with this objective, the Fund may also consider the potential for capital appreciation due to changes in interest rates, currency exchange rates and credit quality when purchasing securities. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The Fund seeks to achieve its objective through a flexible policy of investing primarily (normally at least 65% of its assets) in debt securities of companies, governments and government agencies of various nations throughout the world, and in debt securities which are convertible into common stock of such companies. The Fund may invest without limit in debt securities of the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund may invest in debt securities rated in any category by Standard & Poor's ("S&P") or Moody's and securities which are unrated by any rating agency. See "Explanations of Risk Factors" and the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund and its Investment Manager, may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

The average maturity of debt securities in the Fund's portfolio will fluctuate depending upon TGBM's judgment as to future interest rate changes. Debt securities in which the Fund may also invest include various corporate debt obligations, structured investments, commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to these securities. The Investment Manager intends to manage the Fund's exposure to various currencies, and may from time to time make use of forward currency exchange contracts or other techniques for hedging purposes.

The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Risk Considerations" for this Fund, and "Explanations of Risk Factors," below.

The Fund's portfolio turnover rate may generally exceed 100% per year, and was 154.23% in 1997. The Fund's higher turnover rates are generally due to bond maturities, and the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels. Higher portfolio turnover rates generally increase transaction costs, which are Fund expenses. See "Explanations of Securities and Investment Techniques," below.

Other Investment Policies. The Fund may also buy and sell financial futures contracts, bond index futures contracts, and foreign currency futures contracts. The Fund may purchase and sell any of these futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. In addition, the Fund may invest in forward foreign currency exchange contracts, options on foreign currencies, depositary receipts, "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities, and borrow up to 30% of the value of its total assets for investment purposes. These investment techniques are discussed under "Explanations of Securities and Investment Techniques." Certain types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and in the SAI.

                              RISK CONSIDERATIONS

                              TEMPLETON BOND FUND

The Fund carries the risks common to all bond investments, plus special risks because it may invest without limit in foreign debt obligations, and may invest in lower-rated debt obligations. Bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic

                                      2TB-1

PAGE

entities. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's (commonly referred to as "junk bonds"); however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. SEE "EXPLANATIONS OF RISK FACTORS," and the Appendix.

Asset Composition Table. Because the Fund invested more than 5% of its assets in lower rated bonds during its most recent fiscal year, the table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio composition in the fiscal year ended December 31, 1997. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. See the Appendix for a description of each rating category. The ratings shown may not be the same as ratings at the time of purchase.

S&P CATEGORY                                               % OF FUND
--------------------------------------------------------------------
AAA                                                           76.9%
AA+                                                            2.1%*
AA                                                             0.4%
A+                                                             4.6%
BB+                                                            0.1%
BB                                                             8.9%*
BB-                                                            4.0%
B+                                                             3.0%*

*Figures include securities, which are unrated by S&P, as follows:

AA+                                                           2.1%
BB                                                            0.6%
B+                                                            1.8%

                              PORTFOLIO MANAGEMENT

                              TEMPLETON BOND FUND

The Investment Manager for the Templeton Bond Fund is Templeton Investment Counsel, Inc. ("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Templeton Bond Fund paid 0.50% and 0.68% of the average daily net assets in management fees and total operating expenses (including management fees), respectively. The Fund had no Class 2 shares outstanding during 1997, so these figures do not reflect 12b-1 fees which will be charged on Class 2 shares. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

THOMAS LATTA
Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton Group in 1991 and has managed the Fund since 1993.

NEIL S. DEVLIN
Chief Investment Officer and Executive Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Devlin holds a Bachelor of Arts degree in Economics and Philosophy from Brandeis University and is a Chartered Financial Analyst. He joined the Franklin Templeton Group in 1987 and has managed the Fund since 1995.

                                      2TB-2

PAGE

                                EXPENSE SUMMARY

                         TEMPLETON BOND FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.50%
Rule 12b-1 Fees.............................................  0.15%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.83%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
   $8          $26          $46         $103

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1998, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

                                      2TB-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                       TEMPLETON DEVELOPING MARKETS FUND

The investment objective of the Templeton Developing Markets Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The Fund seeks to achieve this objective by investing primarily (normally at least 65% of assets) in equity securities of issuers in countries having developing markets. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and Depositary Receipts. The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing or emerging. Under current listings, developing markets countries include all countries EXCEPT: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States. In addition, as used in this Prospectus, developing market equity securities means (i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country.

Portfolio Selection. The Fund and its investment manager, Templeton Asset Management Ltd. (the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. (See "Explanations of Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets. Consistent with its policy of investing primarily in developing markets, the Fund may purchase securities in any foreign country, developed or developing. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets.

The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain countries, particularly the emerging market countries which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

Other Investments. For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits, bankers' acceptances and structured investments). Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. The Fund may invest in debt securities which are rated at least C by Moody's or C by Standard & Poor's ("S&P") or unrated debt securities deemed to be of comparable quality by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

                                      2TD-1

PAGE

Other Investment Policies. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Explanations of Securities and Investment Techniques." The Portfolio may invest up to 10% of its assets in securities of closed end investment companies to facilitate foreign investment. The Fund may also lend its portfolio securities; borrow up to one-third of the value of its total assets for investment purposes (i.e., "leverage" its portfolio); purchase convertible securities and warrants; invest in restricted or illiquid securities; enter into transactions in options on securities, securities indices and foreign currencies; enter into forward foreign currency contracts; and enter into futures contracts and related options with respect to securities, securities indices and foreign currencies. The value of the underlying securities on which futures contacts will be written at any one time will not exceed 25% of the total assets of the Fund. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

                              RISK CONSIDERATIONS

                       TEMPLETON DEVELOPING MARKETS FUND

The Fund carries the risks common to all stock investments, plus special risks because it invests primarily in foreign developing markets securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Foreign securities are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty. Investments in developing or emerging markets are subject to even greater risks and volatility because of the smaller size and lesser liquidity of those markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1268% in the last 15 years but has suffered five declines of more than 20% during that time. Many smaller Asian markets suffered severe declines in 1997, including several which fell over 70%.

AN INVESTMENT IN THE FUND MAY BE CONSIDERED SPECULATIVE AND MAY NOT BE APPROPRIATE FOR SHORT-TERM INVESTORS. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL AND HEIGHTENED RISKS INVOLVED IN INVESTING IN FOREIGN DEVELOPING MARKETS SECURITIES. For more details about these and other risks, please see "Explanations of Securities and Investment Techniques" and "Explanations of Risk Factors," below.

                              PORTFOLIO MANAGEMENT

                       TEMPLETON DEVELOPING MARKETS FUND

The Investment Manager for the Developing Markets Fund is Templeton Asset Management Ltd. ("Templeton Singapore"), 7 Temasek Boulevard, # 38-03, Suntec Tower One, Singapore, 038987. The Investment Manager manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Fund paid 1.25% and 1.77% of the daily net assets of its Class 2 shares in management fees and total operating expenses (including management fees), respectively. The fee paid by the Fund is higher than the advisory fees paid by most other U.S. investment companies primarily because investing in equity securities in developing markets, which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Developing Markets Fund's portfolio.

J. MARK MOBIUS, PH.D.
Managing Director and Portfolio Manager
Templeton Asset Management Ltd.

Dr. Mobius holds a Doctor of Philosophy degree in Economics and Political Science from the Massachusetts Institute of Technology. He earned his Bachelor's and Master's degrees from Boston University. He is a member of several industry-related associations. Dr. Mobius joined the Franklin Templeton Group in 1987 and has managed the Fund from inception.

                                      2TD-2

PAGE

H. ALLAN LAM
Portfolio Manager
Templeton Asset Management Ltd.

Mr. Lam holds a Bachelor of Arts degree in Accounting from Rutgers University. He has had extensive auditing experience with Deloitte Touche & Tohmatsu and KPMG Peat Marwick. He joined the Franklin Templeton Group in 1987 and has managed the Fund from inception.

TOM WU
Director
Templeton Asset Management Ltd.

Mr. Wu holds a Master of Business Administration degree from the University of Oregon. He earned a Bachelor of Social Science Degree in economics from the University of Hong Kong. He joined the Franklin Templeton Group in 1987, and has managed the Fund from inception.

DENNIS LIM
Vice President
Templeton Asset Management Ltd.

Mr. Lim holds a Master of Science degree in Management (Finance Analysis), from the University of Wisconsin-Milwaukee, (Beta Gamma Sigma, Delta Chapter of Wisconsin). He earned a Bachelor of Science degree in building engineering from the National University of Singapore. He joined the Franklin Templeton Group, in 1990, and has managed the Fund from inception.

EDDIE CHOW
Investment Analyst
Templeton Asset Management Ltd.

Mr. Chow holds a Master of Business Administration degree from the University of Wisconsin-Milwaukee. Prior to joining the Franklin Templeton Group, in 1994, he worked for many years in the finance and banking industry. He has managed the Fund from inception.

TEK-KHOAN ONG
Portfolio Manager
Templeton Asset Management Ltd.

Mr. Ong holds a Masters of Business Administration degree from the Wharton School, University of Pennsylvania. He earned a Masters of Science degree in computing science and a Bachelor of Science degree in Civil Engineering, both from Imperial College, University of London, UK. Prior to joining the Franklin Templeton Group, in 1993, he worked for the Monetary Authority of Singapore (Singapore's central bank) for five years. He has managed the Fund from inception.

                                      2TD-3

PAGE

                                EXPENSE SUMMARY

                  TEMPLETON DEVELOPING MARKETS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  1.25%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.33%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.83%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $19          $58          $99         $215

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

                                      2TD-4

PAGE

                              FINANCIAL HIGHLIGHTS

                  TEMPLETON DEVELOPING MARKETS FUND -- CLASS 2

This table summarizes the financial history of Templeton Developing Markets Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................    $  9.85
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................        .04
  Net realized and unrealized loss..........................      (3.27)
                                                                -------
    TOTAL FROM INVESTMENT OPERATIONS........................      (3.23)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................    $  6.62
==========================================================================
TOTAL RETURN+...............................................     (32.79)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $ 9,569
Ratios to average net assets:
  Expenses..................................................       1.77%**
  Net investment income.....................................       1.48%**
Portfolio turnover rate.....................................      23.82%
Average commission rate paid++..............................    $ .0018
--------------------------------------------------------------------------

 * For the period May 1, 1997 (effective date) to December 31, 1997.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.

                                      2TD-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                          TEMPLETON INTERNATIONAL FUND

The Templeton International Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors," below.

The Fund may purchase securities in any foreign country, developed or developing. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

Other Investments. Although the Fund generally invests in equity securities, including common stock and Depositary Receipts, it may also invest in preferred stocks and certain debt securities such as convertible bonds. The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by Standard & Poor's ("S&P"), and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

Other Investment Policies. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. The Fund may also enter into transactions in options on securities, securities indices and foreign currencies; enter into firm commitment agreements; purchase securities on a "when-issued" basis; invest in restricted securities, such as private placements; lend its portfolio securities; and borrow up to 30% of the value of its total assets for investment purposes. The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. See "Explanations of Securities and Investment Techniques."

                              RISK CONSIDERATIONS

                          TEMPLETON INTERNATIONAL FUND

The Fund carries the risks common to all stock investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets including certain Eastern European countries and Russia, involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. The Portfolio may also invest to a lesser degree in smaller capitalization companies, which are subject to different and greater risks. SEE "EXPLANATIONS OF RISK FACTORS."

                                      2TI-1

PAGE

                              PORTFOLIO MANAGEMENT

                          TEMPLETON INTERNATIONAL FUND

The Investment Manager for the Templeton International Fund is Templeton Investment Counsel, Inc. ("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions.

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.63% and 1.13% of the average daily net assets of its Class 2 shares in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.

The following persons are in charge of the day-to-day management of the Fund's portfolio.

PETER NORI
Vice President
Templeton Investment Counsel, Inc.

Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the Fund since 1996.

GARY MOTYL
Executive Vice President and Director
Templeton Investment Counsel, Inc.

Mr. Motyl holds a Bachelor of Science degree in Finance from Lehigh University and a Master of Business Administration degree from Pace University and is a Chartered Financial Analyst. Mr. Motyl has been a security analyst and portfolio manager with TICI since 1981. He has managed the Fund since 1995.

EDWARD RAMOS
Vice President
Templeton Investment Counsel, Inc.

Mr. Ramos holds a Bachelor of Science degree in Finance from Lehigh University and a Master of Business Administration degree with emphases in Finance, Accounting and International Business from The Columbia Graduate School of Business. Prior to joining the Templeton organization in 1993, Mr. Ramos worked as assistant to the chief investment officer of Prudential Equity Management Association. He has managed the Fund since 1997.

                                      2TI-2

PAGE

                                EXPENSE SUMMARY

                    TEMPLETON INTERNATIONAL FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.69%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.19%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.13%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $12          $36          $62         $137

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".

                                      2TI-3

PAGE

                              FINANCIAL HIGHLIGHTS

                    TEMPLETON INTERNATIONAL FUND -- CLASS 2

This table summarizes the Templeton International Fund's financial history of Templeton International Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................    $ 18.40
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................        .07
  Net realized and unrealized gain..........................       1.67
                                                                -------
    TOTAL FROM INVESTMENT OPERATIONS........................       1.74
--------------------------------------------------------------------------
Net asset value, end of year................................    $ 20.14
==========================================================================
TOTAL RETURN+...............................................       9.46%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $17,606
Ratios to average net assets:
  Expenses..................................................       1.13%**
  Net investment income.....................................       1.14%**
Portfolio turnover rate.....................................      16.63%
Average commission rate paid++..............................    $ .0009
--------------------------------------------------------------------------

 * For the period May 1, 1997 (effective date) to December 31, 1997.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.

                                      2TI-4

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                              TEMPLETON STOCK FUND

The Templeton Stock Fund's investment objective is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The Fund invests primarily (normally at least 65% of its assets) in common and preferred stocks issued by companies, large and small, in various nations throughout the world. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors," below. The Fund may also invest in securities convertible into common stocks rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See the Appendix for a description of the S&P and Moody's ratings. Current income will usually be a less significant factor in selecting investments for the Fund.

As a global fund, the Fund may invest without limit in securities of the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

Other Portfolio Investments. Subject to its policy of investing 65% of its total assets in equity securities (including Depositary Receipts), the Fund may invest in debt obligations, including convertible debt obligations. These debt obligations may include medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

Other Investment Policies. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. The Fund may also enter into transactions in options on securities, securities indices and foreign currencies; enter into firm commitment agreements; purchase securities on a "when-issued" basis; invest in restricted securities, such as private placements; borrow up to 30% of the value of its total assets for investment purposes; and lend its portfolio securities. See "Explanations of Securities and Investment Techniques." The Fund may also purchase and sell stock index futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. (See "Explanations of Securities and Investment Techniques.")

                              RISK CONSIDERATIONS

                              TEMPLETON STOCK FUND

The Fund carries the risks common to all stock investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets including certain Eastern European countries and Russia, involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. The Portfolio may also invest to a lesser degree in

                                      2TS-1

PAGE

smaller capitalization companies, which are subject to different and greater risks than investments in large or mid-cap companies. SEE "EXPLANATIONS OF RISK FACTORS."

                              PORTFOLIO MANAGEMENT

                              TEMPLETON STOCK FUND

The Investment Manager for the Templeton Stock Fund is Templeton Investment Counsel, Inc.,("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages each Fund's assets and makes its investment decisions.

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.62% and 1.14% of the average daily net assets of its Class 2 shares in management fees and total operating expenses (including management fees) respectively. See "Management of the Trust" for more information about fees.

The following persons are in charge of the day-to-day management of the Fund's portfolio.

MARK R. BEVERIDGE
Vice President
Templeton Investment Counsel Inc.

Mr. Beveridge is a Chartered Financial Analyst and holds a Bachelor of Business Administration degree in Finance from the University of Miami. He has been with the Franklin Templeton Group since 1985 and has managed the Fund since 1995.

WILLIAM T. HOWARD, JR.
Senior Vice President
Templeton Investment Counsel, Inc.

Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the Fund since 1996.

HOWARD J. LEONARD
Executive Vice President
Templeton Investment Counsel, Inc.

Mr. Leonard is a Chartered Financial Analyst and holds a Bachelor of Business Administration degree in Finance and Economics from Temple University. He joined the Franklin Templeton organization in 1989, and has managed the Fund since 1995.

                                      2TS-2

PAGE

                                EXPENSE SUMMARY

                        TEMPLETON STOCK FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management..................................................  0.69%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.19%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.13%

C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $12          $36          $62         $137

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".

                                      2TS-3

PAGE

                              FINANCIAL HIGHLIGHTS

                        TEMPLETON STOCK FUND -- CLASS 2

This table summarizes the financial history of Templeton Stock Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................    $  21.62
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................         .06
  Net realized and unrealized gain..........................        1.47
                                                                --------
    TOTAL FROM INVESTMENT OPERATIONS........................        1.53
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................    $  23.15
==========================================================================
TOTAL RETURN+...............................................        7.08%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $ 16,414
Ratios to average net assets:
  Expenses..................................................        1.14%**
  Net investment income.....................................         .75%**
Portfolio turnover rate.....................................       25.82%
Average commission rate paid++..............................    $  .0077
--------------------------------------------------------------------------

 * For the period May 1, 1997 (effective date) to December 31, 1997.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.

                                      2TS-4

PAGE

              EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES

THIS SECTION DESCRIBES IN MORE DETAIL CERTAIN TYPES OF SECURITIES AND INVESTMENT TECHNIQUES WHICH MAY BE USED BY A FUND, ONLY IF THE FUND IS AUTHORIZED TO DO SO IN ITS INDIVIDUAL FUND SECTION. IF THERE IS A CONFLICT BETWEEN THIS SECTION AND THE INDIVIDUAL FUND SECTION WITH RESPECT TO INVESTMENTS, THE INDIVIDUAL FUND SECTION CONTROLS AND SHOULD BE RELIED UPON.

All policies and percentage limitations are considered at the time of purchase of an investment and refer to total assets, unless otherwise specified. A Fund will not necessarily use the strategies described to the full extent permitted unless the Managers believe that doing so will help a Fund reach its objectives, and not all instruments or strategies will be used at all times.

In the event of a corporate restructuring or bankruptcy reorganization of an issuer whose securities are owned by a Fund, the Fund may receive securities different from those originally purchased, e.g., common stock that is not dividend paying, bonds with a lower coupon or more junior status, convertible securities or even conceivably real estate. The Fund is not obligated to sell such securities immediately, if the Manager believes, based on its own analysis, that the longer term outlook is favorable and there is the potential for a higher total return by holding such investments.

Each Fund is also subject to investment restrictions that are described under the heading "Investment Restrictions" in the SAI. The investment objective of each Fund and investment restrictions so designated are "fundamental policies" of each Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of a Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Trust's Board of Trustees may change them without Shareholder approval.

BORROWING

Certain Funds may borrow money for investment or other purposes. Borrowings will not exceed the percentage amounts listed in each Fund's investment policies, above, and are limited by fundamental restrictions which may not be changed without shareholder approval. See "Investment Restrictions," in the SAI.

Under federal securities laws, a Fund may borrow from banks only and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The convertible debt obligations in which a Portfolio may invest are subject to the same rating criteria and investment policies as that Portfolio's investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the

                                        1

PAGE

holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for each Portfolio's financial reporting, credit rating, and investment limitation purposes.

Enhanced or synthetic convertible securities are described in more detail in the SAI.

DEBT SECURITIES

Debt securities may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.

Lower-rated debt obligations, commonly known as "junk bonds," are rated below BBB by Moody's Investors Service, Inc. ("Moody's") or Baa by Standard & Poor's Ratings Service ("S&P"), or in unrated debt obligations of similar quality as determined by the Investment Manager. Bonds rated BB or below are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.

Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by a Fund's Investment Manager to assess whether, at the time of purchase, the planned investment offers potential returns which are reasonable in light of the risks involved. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Explanations of Risk Factors" and in the SAI. For a description of debt securities ratings, see the Appendix.

Bank Obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. For Funds permitted to invest in bank obligations, such obligations include dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

Collateralized Mortgage Obligations ("CMOs"). CMOs are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, a Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of a Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are

                                        2

PAGE

decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

Commercial Paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. Certain Funds may also invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt obligations generally. See the Appendix for a description of commercial paper ratings.

U.S. Government Securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates are securities representing part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

DEPOSITARY RECEIPTS

If permitted by their investment policies, Funds which invest in foreign securities may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by an U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of each Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

DIVERSIFICATION

Each Fund is diversified under federal securities law. Accordingly, each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (other than the U.S. Government) if more than 5% of the value of the Fund's assets would be invested in such issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities). Each Fund will also comply with diversification requirements under federal tax laws related to regulated investment companies and variable contracts issued by insurance companies. See "Federal Income Tax Status," below and "Investment Objectives and Policies" in the SAI.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by a Fund which invests in foreign securities are denominated is an important factor in the Fund's overall performance. The Investment Managers may manage a

                                        3

PAGE

Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, certain Funds as indicated in the individual Fund section may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

Forward foreign currency exchange contracts ("forward contracts") are used to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." A Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that a Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. Put and call options on foreign currencies may be purchased or written for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Managers' hedging strategies will be successful.

FUTURES CONTRACTS

A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, a Fund must deposit in a segregated account additional cash or liquid securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

LOANS OF PORTFOLIO SECURITIES

If permitted by its investment policies, a Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. A Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.

PORTFOLIO TURNOVER

Each Fund may purchase and sell securities without regard to the length of time the security has been held, and the frequency of Portfolio transactions (turnover rate) will vary from year to year, depending on market conditions. Portfolio turnover could be greater in periods of unusual market movement and volatility. The Managers will weigh the potential benefits of any short-term trading against the higher transaction costs associated with a higher turnover

                                        4

PAGE

rate. Unless otherwise indicated in the discussion for each Fund, it is anticipated that each Fund's annual turnover rate generally will not exceed 100%.

Higher portfolio turnover rates generally increase transaction costs, which are Portfolio expenses, but would not create capital gains for investors because of the tax-deferred status of variable annuity and variable life insurance investments. Portfolio turnover rates for recent years are shown in the "Financial Highlights." More information is in the SAI.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When a Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Certain Funds authorized to do so may also enter into reverse repurchase agreements, which may involve additional risks. See the SAI for details.

RESTRICTED SECURITIES

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by a Fund if such acquisition would cause the aggregate value of illiquid assets to exceed limits prescribed by the SEC. These limits are currently 10% of net assets for money market funds and 15% of net assets for other types of funds. This restriction shall not apply, however, to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 or to foreign securities offered or sold outside the United States where the Investment Manager determines, based upon a continuing review of the trading markets for each security, that the securities are liquid. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.

TEMPORARY INVESTMENTS

In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, each Fund may establish a temporary defensive position. These Funds may therefore invest up to 100% of their respective total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty. For purchasers such as a Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price. An investment in trade claims

                                        5

PAGE

is speculative and carries a high degree of risk. There can be no guarantee that the debt issuer will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.

WARRANTS

A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

WHEN-ISSUED SECURITIES

New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a Fund will not accrue any income on these securities prior to delivery. A Fund will maintain in a segregated account with their Custodian an amount of cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

                          EXPLANATION OF RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds; nor can there be any assurance that a Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Funds can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Funds' portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of each Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which a Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which a Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of the Funds' Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of a Fund's Shares. In addition, changes in currency valuations will affect the price of Shares of the Funds.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Managers will not always be profitable or prove to have been correct. No single Fund is intended to be a complete investment program.

FOREIGN SECURITIES

An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies -- Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on

                                        6

PAGE

foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security of, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The relative performance of foreign currencies in which securities held by a Fund are denominated is an important factor in each Fund's overall performance. The Investment Managers intend to manage a Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors.

We are expecting a new common currency called the euro to be adopted by members of the new European Economic and Monetary Union potentially as soon as January 1999, that we think could present attractive opportunities for investment. While all indications are that it will be fully equivalent in stability and value to the existing currencies underlying its composition, there can be no guarantees.

A Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when a Fund converts assets from one currency to another.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. If permitted by its investment policies, a Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.

Investments in developing or emerging markets are subject to even greater risks and volatility because of the smaller size and lesser liquidity of those markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1268% in the last 15 years but has suffered five declines of more than 20% during that time. Many smaller Asian markets suffered severe declines in 1997, including several which fell over 70%.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing market countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing or emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, if a Fund it permitted to invest in Russian securities, it will limit such to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies -- Risk Factors" in the SAI.

                                        7

PAGE

Hong Kong reverted to the sovereignty of China on July 1, 1997. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of a Fund's investments.

CLOSED-END INVESTMENT COMPANIES

Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Subject to federal securities laws, a Fund which is authorized to invest in developing markets securities, may invest in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be purchased or sold only at market prices which represent a premium or a discount to their net asset values. If a Fund acquires shares of closed-end investment companies, Shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

LOWER RATED DEBT OBLIGATIONS

High-risk, lower quality debt securities, commonly referred to as "junk bonds," are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. See "Investment Objectives and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's, and see the Appendix below for descriptions of each rating category.

These lower rated debt securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of these securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.

A Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Funds' ability to dispose of particular issues, when necessary, to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Funds' portfolio. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in a Fund's portfolio is changed by the rating service, such change will be considered by a Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.

Asset Composition Table. If a Fund had a 12 month dollar weighted average of more than 5% of its assets invested in debt obligations below investment grade in the most recent fiscal year, an Asset Composition Table is included under the individual Fund's "Risk Considerations," above.

SMALL CAPITALIZATION ISSUERS

A small capitalization or "small cap" company generally has a market capitalization of $1 billion or less. Such companies may have relatively small revenues and limited product lines. Smaller capitalization companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, smaller companies may suffer significant losses, as well as realize substantial growth.

FORWARD, OPTIONS AND FUTURES CONTRACTS

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in a Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of a Fund's Investment Manager to correctly predict

                                        8

PAGE

movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Class 2 shares of each Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from each Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of each Fund's Class 2 shares.

Trust shares may be sold to and held by Insurance Company separate accounts funding both variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Funds due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in a Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of a Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE

The net asset value per share of each class of a Fund is determined as of the close of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. The net asset value of all outstanding shares of each class of a Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in a Fund, determined by the value of the shares of each class. To calculate the net asset value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in a Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional shares presented for redemption on any business day. Redemptions are effected at the per share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders.

The Trust will redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem shares of a Fund.

                                        9

PAGE

                                   EXCHANGES

Class 2 shares of a Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or Fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.

                            MANAGEMENT OF THE TRUST

THE BOARD

The Trust's Board of Trustees ("Board") oversees the management of the Trust and elects its officers. The officers are responsible for each Fund's day-to-day operations. The Board also monitors each Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGERS

Each Fund's Investment Manager also performs similar services for other funds. Each Fund's Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Managers and their affiliates manage over $220 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Trust's Code of Ethics.

ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001, provides certain administrative services and facilities for each Fund.

The Administrator receives a monthly fee equivalent on an annual basis to 0.15% of the average daily net assets of the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion. Each Fund in the Trust, except those which had not commenced operations, paid the Administrator fees of 0.10% of its average daily net assets during the fiscal year ended December 31, 1997.

PORTFOLIO TRANSACTIONS

Each Investment Manager tries to obtain the best execution on all transactions. If an Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services, and the sale of Fund shares as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

DISTRIBUTOR

The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205, toll free telephone (800) 292-9293.

                               DISTRIBUTION PLAN

Class 2 of each Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under a Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these

                                       10

PAGE

Contracts. Payments made under a Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as a Fund or a Contract may require, or maintaining customer accounts and records. Payments under each Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% (0.15% for the Bond Fund) per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS

Each Fund normally intends to pay annual dividends on its Class 2 shares representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each Fund and each class of shares, except for the Money Market Fund. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by a Fund will be automatically reinvested in additional shares of the same class of the Fund, unless an election is made on behalf of a shareholder to receive distributions in cash. Dividends or distributions by the Funds will reduce the per share net asset value by the per share amount so paid.

                           FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Funds so qualify, they generally will not be subject to federal income taxes on amounts distributed to shareholders. In order to qualify as a regulated investment company, each Fund must, among other things, meet certain source of income requirements. In addition, each Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Funds on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Funds.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by a Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the shares. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code a Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as an U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

                                       11

PAGE

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Funds, investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Funds as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Fund underlying the Separate Account.

                               OTHER INFORMATION

THE TRUST'S ORGANIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of ten separately managed funds. Each class of each Fund in the Trust is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts and is generally offered through a form of prospectus containing the classes and funds available to each contract. The Templeton Money Market Fund has a single class of shares. The other nine funds ("Multiclass Funds") offer two classes of shares, Class 1 and Class 2. All shares of the Multiclass Funds purchased before May 1, 1997, when the Trust first issued class 2 shares, are considered Class 1 shares. Class 2 shares of the Multiclass Funds have a Rule 12b-1 distribution plan and are subject to fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.01 each. When issued, shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shareholders of the Trust are given certain voting rights. Shares of each class of a Fund represent proportionate interests in the assets of a fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.

Each share of each class of a Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Trust. The Trust is required to assist in shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received.

                                       12

PAGE

For more information on the Trust, a Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001.

PERFORMANCE INFORMATION

From time to time, each class of a Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which a Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by a Fund. Quotations of yield or total return for a class of a Fund will not take into account charges and deductions against any Separate Account to which the Funds' shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.

YEAR 2000

Like other mutual funds, the Trust could be adversely affected if the computer systems used by the Investment Managers and other service providers do not properly process date-related information after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue could affect portfolio and operational areas, including the handling of securities trades, payments of interest and dividends, securities pricing, shareholder account services, custody functions, and others. While there can be no assurance that the Trust will not be adversely affected, the Manager is taking steps that it believes are reasonably designated to address the Year 2000 Issue, including seeking reasonable assurance from the Trust's major service providers.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                       13

PAGE

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

                  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A -- Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                   STANDARD & POOR'S RATINGS SERVICE ("S&P")

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

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C -- Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

                                    MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

                                      S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

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